Form N-1A Cover	Nov. 30, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 05, 2026
Prospectus Date	Nov. 30, 2025